Annual Total Returns	Dec. 31, 2021
InvestEd 90 Portfolio | InvestEd 90 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2018	(7.21%)
2019	24.52%
2020	15.87%
2021	17.48%
InvestEd 80 Portfolio | InvestEd 80 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2021	15.58%
InvestEd 70 Portfolio | InvestEd 70 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2012	11.21%
2013	27.05%
2014	5.70%
2015	1.16%
2016	2.01%
2017	21.84%
2018	(5.85%)
2019	21.21%
2020	13.71%
2021	13.59%
InvestEd 60 Portfolio | InvestEd 60 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2012	9.72%
2013	19.11%
2014	4.72%
2015	0.72%
2016	2.17%
2017	16.60%
2018	(4.41%)
2019	18.00%
2020	12.66%
2021	11.62%
InvestEd 50 Portfolio | InvestEd 50 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2021	9.46%
InvestEd 40 Portfolio | InvestEd 40 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2012	6.92%
2013	12.56%
2014	3.66%
2015	(1.29%)
2016	3.23%
2017	8.82%
2018	(2.52%)
2019	13.92%
2020	10.29%
2021	7.38%
InvestEd 30 Portfolio | InvestEd 30 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2021	5.19%
InvestEd 20 Portfolio | InvestEd 20 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2018	(1.32%)
2019	10.47%
2020	7.49%
2021	3.44%
InvestEd 10 Portfolio | InvestEd 10 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2021	1.34%
InvestEd 0 Portfolio | InvestEd 0 Portfolio
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
2018	0.68%
2019	4.39%
2020	3.91%
2021	(0.88%)